Net Interest Income-Details Of Interest Income And Interest Expense(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Interest income
Due from financial institutions	₩ 127,434		₩ 111,433	₩ 151,681
Loans	9,990,792		8,905,769	9,102,433
Financial investments
Available-for-sale financial assets	678,716		426,762	497,476
Held-to-maturity financial assets	480,595		463,200	491,429
Other	104,915		114,718	132,804
Sub-total	11,382,452	$ 10,663,518	10,021,882	10,375,823
Interest expenses
Deposits	2,345,885		2,476,579	3,035,425
Debts	367,587		229,475	195,021
Debentures	880,709		853,430	866,801
Other	78,262		59,869	75,377
Sub-total	3,672,443	3,440,486	3,619,353	4,172,624
Net interest income	₩ 7,710,009	$ 7,223,032	₩ 6,402,529	₩ 6,203,199